Ameritas Life Insurance Corp.

Ameritas Variable Separate Account V,

Ameritas Variable Separate Account VA-2,

Carillon Life Account and Carillon Account

Supplement to:

Corporate Benefit VUL, Overture Applause!, Overture Applause! II,

Overture Bravo!, Overture Encore!, and Overture Annuity III-Plus

Prospectuses Dated May 1, 2007

Excel Choice and Excel Executive Edge

Prospectuses Dated November 5, 2007

Overture Ovation!, Protector hVUL, and Excel Accumulator

Prospectuses Dated May 1, 2008

Overture Annuity II, Overture Annuity III,

Overture Accent!, and Overture Acclaim!

Prospectuses Dated September 1, 2009

VA I and VA II and VA II SA

Prospectuses Dated December 31, 2009

Excel Performance VUL (NY)

Prospectus Dated May 1, 2010

Advantage VA III

Prospectus Dated May 1, 2012

Medley!

Prospectus Dated May 1, 2013

Excel Performance VUL and Overture Medley®

Prospectuses Dated May 1, 2014

Supplement Dated September 18, 2014

The Board of Directors of Calvert Variable Products, Inc. ("CVP") has approved a resolution to reorganize the Calvert VP Inflation Protected Plus Portfolio into the Calvert VP Investment Grade Bond Index Portfolio (the "Reorganization"). Each Portfolio is a series of Calvert Variable Products, Inc.

The CVP Board has recommended approval of the Reorganization by shareholders of the Calvert VP Inflation Protected Plus Portfolio. If the Reorganization is approved by the shareholders of the Calvert VP Inflation Protected Plus Portfolio, it will be merged into the Calvert VP Investment Grade Bond Index Portfolio on or about November 14, 2014. If your variable annuity Contract or variable life insurance Policy remains allocated to the Subaccount corresponding to the Calvert VP Inflation Protected Plus Portfolio at the time the Reorganization is consummated, those units will be replaced by units corresponding to the Calvert VP Investment Grade Bond Index Portfolio, and thereafter the value of your Contract or Policy will depend on the performance of the Calvert VP Investment Grade Bond Index Portfolio rather than the Calvert VP Inflation Protected Plus Portfolio. The number of Calvert VP Investment Grade Bond Index Portfolio units you receive will depend on the value of your Calvert VP Inflation Protected Plus Portfolio units at the time the Reorganization takes place.

If the Reorganization is approved, your prospectus is revised by deleting all mention of the Calvert VP Inflation Protected Plus Portfolio at the time of the Reorganization.

All other provisions remain as stated in your Contract or Policy and prospectus, as supplemented.

Please retain this Supplement with the current prospectus for your variable Contract or Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 1-800-745-1112.

IN 1824 08-14